Commitments and contingencies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating lease expense	$ 12.0	$ 12.6
Rent expense			$ 11.7
Operating lease right-of-use assets	25.8	27.4
Lease liabilities	$ 27.6	$ 29.3
Leased offices
Leases
Weighted average lease term (years)	7 years
Leased equipment
Leases
Weighted average lease term (years)	3 years